COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS
Schedule of gross contractual obligations

The following table provides the Company’s gross contractual obligations as of December 31, 2018:

				More than
	1 year	2-3 years	4-5 years	5 years	Total

Principal repayments on loan facility	$80,000	133,333	$266,667	$—	$480,000
Repayment of convertible notes	2,250	4,500	101,116	—	107,866
Interest payments on loan facility(1)	25,186	35,890	12,041	—	73,117
Decommissioning and restoration provision	422	51	—	18,474	18,947
Operating leases	4,571	7,649	1,462	122	13,804
Purchase commitments	5,568	—	—	—	5,568
Finance lease obligation	277	527	35	—	839
	$118,274	$181,950	$381,321	$18,596	$700,141
(1)	Interest payments on the loan facility represent management’s best estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.